EQUITY-BASED AND OTHER COMPENSATION (Equity-Based Compensation Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employees [Member] | RSUs [Member]
Shares
Outstanding at the beginning of the period (in shares)	19,228,466	21,754,544	34,670,464
Issued (in shares)	8,415,043	8,950,696	6,821,847
Transfers (in shares)	(152,313)	0	(1,794,043)
Forfeited (in shares)	(1,745,596)	(713,969)	(4,446,835)
Outstanding at the end of the period (in shares)	20,153,746	19,228,466	21,754,544
Value
Outstanding at the beginning of the period (in dollars per share)	$ 4.14	$ 9.44	$ 10.49
Issued (in dollars per share)	$ 7.19	$ 5.10	$ 2.96
Transfers (in dollars per share)	$ 5.09	$ 0.00	$ 3.09
Forfeited (in dollars per share)	$ 3.87	$ 3.72	$ 3.68
Outstanding at the end of the period (in dollars per share)	$ 5.52	$ 4.14	$ 9.44
Employees [Member] | RSUs [Member] | Class A Shares [Member]
Shares
Converted (in shares)	(5,591,854)	(10,762,805)	(13,496,889)
Value
Converted (in dollars per share)	$ 3.81	$ 12.52	$ 11.60
Employees [Member] | RSUs [Member] | Class B Shares [Member]
Shares
Converted (in shares)			0
Value
Converted (in dollars per share)			$ 0.00
Employees [Member] | RPUs [Member]
Shares
Outstanding at the beginning of the period (in shares)	0	10,333,334	20,666,667
Issued (in shares)	0	0	0
Transfers (in shares)	0	0	0
Forfeited (in shares)	0	0	0
Outstanding at the end of the period (in shares)	0	0	10,333,334
Value
Outstanding at the beginning of the period (in dollars per share)	$ 0.00	$ 13.75	$ 13.75
Issued (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Transfers (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Forfeited (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Outstanding at the end of the period (in dollars per share)	$ 0.00	$ 0.00	$ 13.75
Employees [Member] | RPUs [Member] | Class A Shares [Member]
Shares
Converted (in shares)	0	(10,333,334)	(4,340,000)
Value
Converted (in dollars per share)	$ 0.00	$ 13.75	$ 13.75
Employees [Member] | RPUs [Member] | Class B Shares [Member]
Shares
Converted (in shares)			(5,993,333)
Value
Converted (in dollars per share)			$ 13.75
Non-Employees [Member] | RSUs [Member]
Shares
Outstanding at the beginning of the period (in shares)	14,500	1,246,406	787,046
Issued (in shares)	237,498	0	0
Transfers (in shares)	152,313	0	1,794,043
Forfeited (in shares)	0	0	(40,990)
Outstanding at the end of the period (in shares)	396,874	14,500	1,246,406
Value
Outstanding at the beginning of the period (in dollars per share)	$ 3.12	$ 5.51	$ 11.33
Issued (in dollars per share)	$ 7.18	$ 0.00	$ 0.00
Transfers (in dollars per share)	$ 5.64	$ 0.00	$ 3.09
Forfeited (in dollars per share)	$ 0.00	$ 0.00	$ 8.03
Outstanding at the end of the period (in dollars per share)	$ 6.51	$ 3.12	$ 5.51
Non-Employees [Member] | RSUs [Member] | Class A Shares [Member]
Shares
Converted (in shares)	(7,437)	(1,231,906)	(1,293,693)
Value
Converted (in dollars per share)	$ 3.28	$ 5.53	$ 5.62
Non-Employees [Member] | RSUs [Member] | Class B Shares [Member]
Shares
Converted (in shares)			0
Value
Converted (in dollars per share)			$ 0.00
Issued to Directors [Member] | Restricted shares [Member]
Shares
Outstanding at the beginning of the period (in shares)	955,744	828,211	570,293
Issued (in shares)	89,390	127,533	257,918
Transfers (in shares)	0	0	0
Forfeited (in shares)	0	0	0
Outstanding at the end of the period (in shares)	1,045,134	955,744	828,211
Value
Outstanding at the beginning of the period (in dollars per share)	$ 5.41	$ 5.29	$ 6.24
Issued (in dollars per share)	$ 7.38	$ 6.21	$ 3.18
Transfers (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Forfeited (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Outstanding at the end of the period (in dollars per share)	$ 5.58	$ 5.41	$ 5.29
Issued to Directors [Member] | Restricted shares [Member] | Class A Shares [Member]
Shares
Converted (in shares)	0	0	0
Value
Converted (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Issued to Directors [Member] | Restricted shares [Member] | Class B Shares [Member]
Shares
Converted (in shares)			0
Value
Converted (in dollars per share)			$ 0.00